INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards for Federal and state	$ 2,782,000	$ 1,408,000
Net operating loss carryforwards limitation percentage	80.00%	80.00%